Non-Current Assets or Disposal Groups Classified as Held For Sale (Detail) - Electrogas S.A. [Member] $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)
Disclosure Of Noncurrent Assets And Disposal Groups Classified As Held For Sale [Line Items]
Percentage of total ownership interest	42.50%	42.50%
Amount of sale of subsidiary	$ 180	$ 115,582,806
Proceeds from disposal of non-current assets or disposal groups classified as held for sale per tax gain and discontinued operations		$ 105,311,912